Expense Example - abrdn Ultra Short Municipal Income Fund	Oct. 20, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	1,021
Class A1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	951
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 698